OPERATING SEGMENTS - Revenue by Product (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gold
Disclosure of products and services [line items]
Revenue (as a percent)	80.00%	65.00%
Silver
Disclosure of products and services [line items]
Revenue (as a percent)	20.00%	35.00%
Customer One
Disclosure of products and services [line items]
Revenue (as a percent)	7.00%	15.00%